Cover	Jan. 13, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends Item 9.01 of the Current Report on Form 8-K filed by Gelesis Holdings, Inc. (the “Company”) on January 20, 2022, as amended by Amendment No. 1 on Form 8-K/A filed on March 24, 2022 (together, the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).
Document Period End Date	Jan. 13, 2022
Entity File Number	001-39362
Entity Registrant Name	Gelesis Holdings, Inc.
Entity Central Index Key	0001805087
Entity Tax Identification Number	84-4730610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	501 Boylston Street
Entity Address, Address Line Two	Suite 6102
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	456-4718
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GLS
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	GLS WS
Security Exchange Name	NYSE